PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 146,128	$ 147,617
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 66,351